UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	March 31, 2010

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 53.5%
Federal Home Loan Mortgage Corporation - 16.8%
18,673	5.50	8/1/17	19,922
207,383	5.50	3/1/33	222,816
188,453	6.38	12/1/26	210,316
68,932	6.38	8/1/27	77,048
81,415	6.38	12/1/27	91,000
17,435,244	6.50	4/1/28	19,378,437
171,999	6.50	8/1/29	190,764
773,862	6.50	4/1/34	824,889
1,209,394	6.50	10/1/36	1,351,924
1,035,893	6.88	2/17/31	1,175,977
57,083	7.00	2/1/16	58,321
10,124,627	7.00	4/1/28	11,547,315
1,698,313	7.00	10/1/28	1,912,689
125,770	7.00	4/1/29	143,149
178,822	7.00	1/1/33	203,874
3,518,334	7.00	5/1/35	4,001,655
3,963,982	7.00	1/1/36	4,507,833
591,807	7.00	8/1/36	668,974
1,968,083	7.00	8/1/36	2,224,703
2,396,555	7.00	8/1/36	2,694,940
4,762,926	7.00	12/1/36	5,394,013
1,439,027	7.00	9/1/37	1,625,483
2,465,414	7.00	10/1/37	2,784,861
1,968,594	7.00	10/1/37	2,246,975
5,874,372	7.00	10/1/37	6,615,889
786,198	7.00	11/1/37	885,439
5,484,681	7.00	12/1/38	6,177,007
1,762,864	7.00	1/1/39	1,989,108
180,673	7.38	12/17/24	206,113
503,225	7.50	9/1/26	573,958
58,067	7.50	7/1/30	66,764
937,217	7.50	11/17/30	1,076,768
309,099	7.50	1/1/31	339,866
454,149	7.50	7/1/31	512,090
4,062,467	7.50	10/1/31	4,653,527
2,793,373	7.50	10/1/31	3,149,754
1,586,027	7.50	1/1/32	1,827,359
1,712,316	7.50	1/1/32	1,972,865
3,425,120	7.50	4/1/32	3,862,100
548,067	7.50	5/1/32	629,081
2,919,041	7.50	7/1/32	3,348,340
1,814,328	7.50	8/1/32	2,090,400
1,128,833	7.50	12/1/32	1,272,851
2,026,219	7.50	12/1/32	2,322,889
1,219,626	7.50	1/1/33	1,398,198
2,950,534	7.50	3/1/33	3,384,744
2,650,743	7.50	5/20/33	3,046,242
2,448,913	7.50	4/1/34	2,809,304
9,464,340	7.50	7/1/34	10,850,070

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

2,377,646	7.50	11/1/34	2,723,682
6,052,582	7.50	11/1/34	6,933,459
909,871	7.50	12/1/34	1,030,429
2,454,204	7.50	11/1/36	2,811,382
683,771	7.50	12/1/36	782,063
742,781	7.50	10/1/38	837,546
56,436	7.95	10/1/25	65,429
64,959	7.95	10/1/25	75,795
43,755	7.95	11/1/25	51,054
13,814	8.00	5/1/17	13,927
17,626	8.00	12/1/26	20,600
1,252,515	8.00	2/1/32	1,467,191
1,119,484	8.00	1/1/37	1,281,809
34,915	8.25	12/1/17	39,265
186,061	8.50	5/1/16	208,823
2,526	8.50	1/1/17	2,856
19,708	8.50	3/1/17	22,281
54,837	8.50	4/1/17	60,582
15,542	8.50	5/1/17	15,668
37,156	8.50	10/1/19	43,526
32,672	8.50	7/1/21	38,274
968,675	8.50	5/1/25	1,140,859
743,981	8.50	6/20/27	886,985
209,282	8.50	12/1/29	236,372
396,080	8.50	3/1/31	468,179
1,187,492	8.50	8/1/36	1,402,260
55,680	9.00	11/1/15	64,332
22,620	9.00	10/1/16	25,089
10,039	9.00	1/1/17	11,246
159,957	9.00	11/1/25	189,891
753,276	9.00	3/20/27	851,079
2,378,614	9.00	2/17/31	2,740,922
1,167,985	9.00	4/1/31	1,397,582
1,341,302	9.00	5/1/31	1,577,305
1,059,851	9.00	11/1/36	1,267,405
16,134	9.25	6/1/16	18,340
5,215	9.25	3/1/17	5,928
51,626	9.25	2/1/18	52,990
25,228	9.25	3/1/19	28,532
33,716	9.25	3/1/19	35,920
12,913	9.50	10/1/16	14,746
35,438	9.50	4/1/18	41,301
130,753	9.50	6/17/19	148,488
576,324	9.50	12/17/21	669,085
31,290	9.75	12/1/16	32,256
71,231	9.75	12/1/17	78,986
82,577	10.00	9/1/20	94,541
850,422	10.00	3/1/21	986,865
756,765	10.00	3/17/25	852,453
486,572	10.00	3/25/25	534,218
679,531	10.00	7/1/30	795,175
18,687	10.25	2/1/17	18,776

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

13,795	10.50	10/1/13	14,840
127,305	10.50	6/1/19	143,886
648,514	11.00	9/17/16	722,034
258,154	11.00	8/15/20	287,421
9,663	13.00	5/1/17	11,700

			164,992,232

Federal National Mortgage Association - 29.9%
14,000,000	4.00	1/1/41	13,941,149
11,220	5.53	3/1/19 [1]	11,834
71,689	5.76	3/1/33	78,157
187,698	6.00	9/1/28	202,369
49,357	6.00	5/1/32	53,215
1,002,906	6.00	8/1/34	1,100,103
886,309	6.00	9/1/37	967,221
590,813	6.15	8/1/36	591,493
417,116	6.20	11/1/27	466,818
125,387	6.35	10/1/30	141,265
78,869	6.49	2/1/32	88,646
120,039	6.50	1/1/22	133,058
411,302	6.50	8/1/27	457,573
357,978	6.50	8/1/34	397,482
9,934,759	6.50	12/1/34	11,139,749
6,256,713	6.50	6/1/35	7,015,591
1,049,964	6.50	8/1/36	1,170,753
3,012,371	6.50	8/1/37	3,350,443
1,394,315	6.74	12/1/15	1,542,389
39,230	6.91	11/1/26	44,625
158,333	6.91	8/1/27	180,104
262,411	6.95	8/1/21	273,405
469,392	7.00	6/1/17	518,601
377,523	7.00	9/1/21	411,683
655,601	7.00	9/1/21	694,091
253,256	7.00	6/1/22	275,869
1,229,172	7.00	6/1/22	1,401,079
577,966	7.00	1/1/24	630,263
80,094	7.00	8/1/27	90,999
969,683	7.00	11/1/29	1,094,960
758,837	7.00	3/1/32	856,874
3,572,524	7.00	3/1/32	4,050,430
714,425	7.00	4/1/32	806,724
607,188	7.00	5/1/32	685,633
210,254	7.00	6/1/32	237,418
43,080	7.00	11/1/32	48,646
7,087,681	7.00	11/1/32	8,070,082
30,314,596	7.00	12/1/32	34,861,636
516,801	7.00	7/1/33	588,434
1,166,678	7.00	10/1/33	1,317,406
654,745	7.00	1/1/35	739,334
6,774,739	7.00	1/1/35	7,713,764
11,505,710	7.00	1/1/35	13,107,803
586,064	7.00	3/1/36	661,780
14,061,677	7.00	8/1/36	16,000,612

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

135,557	7.00	1/1/37	154,347
1,748,189	7.00	3/1/37	1,979,748
3,501,375	7.00	4/1/37	3,965,154
580,576	7.00	9/1/37	655,583
4,022,162	7.00	10/1/38	4,549,010
2,325,163	7.00	10/1/38	2,625,560
4,784,120	7.00	11/1/38	5,410,774
1,321,483	7.00	11/1/38	1,492,211
6,148,664	7.00	1/1/39	6,943,035
303,395	7.50	11/1/12	319,218
321,576	7.50	6/1/22	370,160
320,063	7.50	8/1/22	362,996
727,745	7.50	10/1/22	822,366
413,053	7.50	12/1/22	450,821
500,865	7.50	3/1/23	546,663
914,056	7.50	2/1/24	1,032,900
1,005,360	7.50	5/1/24	1,136,076
24,313	7.50	9/1/27	27,475
707,380	7.50	10/1/28	799,353
1,043,888	7.50	9/1/29	1,179,614
1,566,987	7.50	10/1/29	1,770,725
28,226	7.50	11/1/29	32,203
118,217	7.50	8/1/30	134,871
809,552	7.50	12/1/30	914,809
56,309	7.50	6/1/31	63,108
1,944,733	7.50	10/1/31	2,228,558
2,210,937	7.50	11/1/31	2,498,401
103,745	7.50	3/1/32	119,183
690,566	7.50	4/1/32	774,970
915,932	7.50	4/1/32	1,035,020
121,291	7.50	6/1/32	138,871
1,099,965	7.50	7/1/32	1,242,981
34,935	7.50	8/1/32	39,379
28,756	7.50	9/1/32	32,443
317,416	7.50	9/1/32	362,133
999,596	7.50	12/1/32	1,129,563
2,535,250	7.50	12/1/32	2,864,881
2,529,771	7.50	1/1/33	2,858,689
1,143,070	7.50	1/1/33	1,291,691
2,473,484	7.50	3/1/33	2,834,479
1,090,424	7.50	4/1/33	1,232,200
862,221	7.50	11/1/33	988,807
1,964,513	7.50	1/1/34	2,252,932
527,069	7.50	1/1/34	603,462
7,220,739	7.50	9/1/34	8,291,054
155,999	7.50	9/1/34	176,003
2,151,274	7.50	1/1/35	2,465,243
1,137,583	7.50	7/1/35	1,285,490
2,474,022	7.50	9/1/35	2,795,691
1,033,445	7.50	11/1/35	1,167,812
2,465,790	7.50	1/1/36	2,786,390
5,314,263	7.50	4/1/36	6,089,856

See accompanying notes to schedule of investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

643,825	7.50	9/1/36	727,534
2,024,299	7.50	1/1/37	2,287,497
169,279	7.50	5/1/37	191,289
1,018,492	7.50	5/1/37	1,150,916
4,046,647	7.50	10/1/37	4,601,474
979,255	7.50	10/1/37	1,106,577
3,753,139	7.50	11/1/37	4,241,119
1,273,809	7.50	2/1/38	1,439,428
2,148,952	7.50	4/1/38	2,464,450
320,945	7.52	6/1/16 [1]	329,446
190,034	7.62	12/1/16	197,250
410,592	7.95	9/15/20	469,359
32,363	8.00	4/1/16	35,317
1,136,750	8.00	6/1/31	1,314,291
341,950	8.00	1/1/32	400,220
1,333,044	8.00	2/1/33	1,537,897
2,461,196	8.00	9/1/33	2,868,679
3,690,156	8.00	8/1/34	4,257,235
1,149,882	8.00	11/1/37	1,316,305
1,425,579	8.00	3/1/38	1,631,904
584,545	8.16	11/15/31 [1]	694,940
29,716	8.25	4/1/22	32,314
285,529	8.33	7/15/20	332,258
1,407,340	8.45	3/15/32	1,688,553
134,839	8.46	9/15/30	156,496
109,603	8.50	9/1/12	116,015
18,071	8.50	9/1/13	18,194
232,054	8.50	2/1/16	255,337
14,097	8.50	9/1/17	14,223
68,864	8.50	8/1/18	77,903
19,216	8.50	7/1/22	19,413
62,410	8.50	7/1/26	71,306
544,750	8.50	11/1/26	631,857
342,386	8.50	3/1/28	397,134
344,824	8.50	10/1/28	399,687
191,556	8.50	11/1/28	222,522
507,123	8.50	4/1/29	587,865
674,236	8.50	10/1/29	782,365
382,599	8.50	10/1/29	437,133
337,481	8.50	4/1/30	391,592
84,972	8.50	6/1/30	98,295
501,340	8.50	7/1/30	581,162
481,629	8.50	7/1/30	559,733
328,861	8.50	8/1/30	381,475
60,364	8.50	11/1/30	67,764
9,929	8.50	1/1/31	11,146
1,352,396	8.50	4/1/32	1,569,284
72,608	8.50	5/1/32	84,476
1,479,485	8.50	1/1/37	1,657,922
6,064,946	8.50	12/1/37	7,037,599
228,196	8.52	7/20/30 [1]	265,371
169,786	8.62	7/20/28 [1]	194,442

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

10,419	9.00	10/1/19	11,701
16,460	9.00	12/15/19	18,459
558,913	9.00	9/1/24	647,356
80,700	9.00	6/15/25	94,104
401,231	9.00	6/1/30	468,538
478,584	9.00	7/1/30	554,316
333,240	9.00	10/1/30	390,985
511,721	9.00	2/1/31	597,129
27,866	9.00	7/1/31	31,954
207,396	9.00	10/1/31	242,010
3,617,627	9.00	3/1/32	4,202,633
357,308	9.00	8/1/37	408,824
541,343	9.00	1/1/38	617,145
269,672	9.00	2/1/38	308,552
54,439	9.23	12/15/25 [1]	63,974
36,707	9.25	10/1/16	41,169
79,629	9.25	2/1/17	88,869
131,955	9.40	5/15/28	156,576
17,438	9.50	11/1/18	20,281
37,727	9.50	5/1/19	44,433
34,250	9.50	10/1/19	38,239
388,127	9.50	3/1/20	436,643
456,948	9.50	7/1/20	536,838
58,293	9.50	9/1/20	68,128
48,371	9.50	10/15/20	55,810
52,659	9.50	12/15/20	60,757
13,457	9.50	12/15/20	15,288
12,219	9.50	3/1/21	13,944
18,849	9.50	4/15/21	22,090
125,193	9.50	8/1/24	146,644
84,160	9.50	12/1/24	98,952
75,982	9.50	5/1/27	90,501
783,605	9.50	5/1/29	892,437
72,601	9.50	1/1/30	81,352
382,944	9.50	4/1/30	457,501
1,496,657	9.50	8/1/31	1,704,523
448,857	9.72	8/20/25 [1]	511,079
20,728	9.75	1/15/13	22,376
55,627	9.75	10/1/21	62,397
133,576	9.75	4/1/25	147,832
20,214	10.00	7/1/13	20,549
146,531	10.00	2/1/15	160,451
251,133	10.00	3/1/15	277,310
13,341	10.00	11/1/16	14,618
31,996	10.00	9/1/19	36,335
9,908	10.00	1/1/21	11,573
67,531	10.00	1/1/24	77,411
178,047	10.00	2/1/28	207,284
544,115	10.00	6/1/30	617,912
149,866	10.01	7/15/20 [1]	168,015
160,097	10.18	7/1/20	178,840
31,574	10.25	8/15/13	34,167

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

16,601	10.50	5/1/15	16,718
86,106	10.50	6/1/15	95,889
23,653	10.50	12/1/17	26,368
17,910	10.50	4/1/22	20,290
167,784	10.50	6/1/28	195,906
94,800	10.95	8/15/20 [1]	107,424
42,592	11.32	12/15/26 [1]	48,888

			294,728,775

Government National Mortgage Association - 6.8%
1,264,931	5.45	7/15/27	1,344,025
307,224	5.50	9/15/25	335,139
3,722,523	5.61	11/15/34	3,990,941
125,135	5.76	3/20/33	137,244
76,903	5.76	3/20/33	84,345
101,902	5.76	3/20/33	111,763
107,809	5.76	5/20/33	118,242
7,988,250	5.85	12/15/30	8,468,750
51,486	6.00	9/15/18	56,218
357,383	6.00	11/20/28	393,853
77,097	6.05	3/20/33	86,194
4,276,665	6.09	7/15/41	4,667,436
2,875,640	6.15	1/15/42	2,978,076
1,167,144	6.20	3/15/32	1,303,231
60,876	6.25	5/15/13	65,022
282,756	6.25	12/15/23	320,537
136,922	6.25	1/15/24	155,494
227,830	6.35	4/20/30	256,822
111,656	6.35	5/20/30	125,864
250,311	6.35	6/20/30	282,163
227,176	6.35	6/20/30	256,085
152,082	6.35	7/20/30	171,434
177,222	6.35	8/20/30	199,774
278,379	6.35	9/20/30	313,804
178,442	6.35	10/20/30	201,149
136,555	6.35	10/20/30	153,932
199,388	6.35	11/20/30	224,760
188,557	6.35	1/20/31	212,552
269,312	6.35	3/20/31	303,583
136,845	6.35	6/20/31	154,259
3,481,576	6.35	10/15/31	3,715,065
169,894	6.35	11/20/31	191,514
211,838	6.38	8/15/26	238,664
83,629	6.38	12/15/27	94,293
209,936	6.38	4/15/28	236,774
120,558	6.49	11/20/31	136,354
43,499	6.49	12/20/31	49,199
112,769	6.49	4/20/32	127,519
69,786	6.49	6/20/32	78,913
794,925	6.50	6/15/26	896,542
309,113	6.50	10/15/33	350,366
570,600	6.50	2/15/34	646,751
901,069	6.50	3/20/34	1,016,775

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,006,225	6.50	10/20/34	1,136,439
267,649	6.50	7/20/38	298,351
34,631	6.57	9/20/32	38,863
78,864	6.57	3/20/33	88,368
48,283	6.75	9/15/15	52,854
250,598	6.75	8/15/28	284,524
70,579	6.75	6/15/29	80,158
313,963	6.91	7/20/26	356,583
614,720	6.91	2/20/27	698,593
54,851	6.93	2/20/25	62,293
345,083	7.00	6/20/38	378,548
550,492	7.00	12/20/38	603,876
693,846	7.00	2/20/39	769,588
163,308	7.02	4/20/26	184,883
14,206	7.05	2/15/23	16,158
85,206	7.05	9/20/26	96,552
33,800	7.05	11/20/26	38,300
52,626	7.05	1/20/27	59,659
89,322	7.05	4/20/27	101,259
790,375	7.10	5/20/25	897,700
29,832	7.15	12/20/26	33,909
68,066	7.15	3/20/27	77,409
221,855	7.15	4/20/27	252,309
120,165	7.25	5/15/29	137,773
33,074	7.25	6/15/29	38,004
52,552	7.27	7/20/22	59,659
56,315	7.38	1/15/29	64,823
11,936	7.50	5/15/16	13,286
1,393,670	7.50	12/15/23	1,599,302
47,078	7.50	6/15/36	53,430
1,537,768	7.50	10/15/36	1,792,569
2,390,342	7.50	10/15/37	2,689,183
620,304	7.50	1/20/38	694,303
185,949	7.50	10/20/38	208,132
759,126	7.50	3/15/39	852,767
22,263	7.55	10/20/22	25,664
2,677,022	7.60	12/15/33	2,848,935
95,905	7.63	12/15/29	112,087
66,645	7.65	7/20/22	77,046
114,644	7.75	6/15/20	131,901
128,918	7.75	7/15/20	148,324
55,610	7.75	8/15/20	63,981
85,481	7.75	8/15/20	98,348
56,421	7.75	11/15/20	64,914
36,549	7.90	1/20/21	42,361
12,519	7.90	1/20/21	12,585
66,314	7.95	2/15/20	76,694
38,069	7.95	5/20/25	44,730
105,549	7.95	7/20/25	124,015
43,646	7.95	8/20/25	51,282
144,599	7.95	9/20/25	169,897
19,430	7.95	10/20/25	22,830

See accompanying notes to schedule of investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

33,912	7.95	10/20/25	39,845
28,585	7.95	10/20/25	33,586
53,318	7.95	1/20/26	62,562
39,183	7.95	1/20/26	45,976
79,158	7.95	4/20/26	92,882
28,740	7.95	9/20/26	33,723
23,950	7.95	11/20/26	28,102
32,326	7.95	12/20/26	37,930
42,174	7.95	3/20/27	49,556
22,895	7.99	2/20/21	23,255
49,112	7.99	4/20/21	57,063
72,231	7.99	7/20/21	83,925
76,173	7.99	10/20/21	88,506
111,422	7.99	1/20/22	130,068
148,870	7.99	6/20/22	173,783
128,868	8.00	10/15/14	141,189
10,200	8.00	5/15/16	11,559
24,448	8.00	6/15/16	27,706
24,772	8.00	9/15/16	28,073
1,440,357	8.00	7/15/29	1,698,688
2,140,740	8.00	4/15/31	2,407,245
1,184,868	8.00	6/20/31	1,411,348
2,602,182	8.00	9/15/31	3,110,173
159,001	8.10	5/20/19	181,355
11,342	8.10	6/20/19	11,449
53,746	8.10	7/20/19	61,302
100,177	8.10	9/20/19	114,262
20,308	8.10	9/20/19	20,537
19,618	8.10	10/20/19	22,376
22,457	8.10	1/20/20	22,735
24,699	8.10	7/20/20	28,419
9,430	8.25	12/15/11	9,766
14,050	8.25	8/15/15	15,647
244,916	8.25	4/15/19	276,746
79,009	8.25	2/15/20	91,592
33,881	8.38	10/15/19	39,039
38,469	8.40	2/15/19	44,359
87,666	8.40	6/15/19	101,087
44,743	8.40	2/15/20	52,075
9,788	8.50	1/15/12	10,495
27,640	8.50	4/15/15	30,909
90,224	8.50	9/15/16	102,698
13,790	8.50	1/15/17	15,847
57,782	8.50	10/20/22	68,263
24,994	8.50	9/20/24	29,710
55,830	8.50	3/20/25	66,628
112,274	8.50	12/20/26	134,267
36,522	8.60	6/15/18	41,944
30,365	8.63	10/15/18	34,265
25,132	8.75	11/15/11	26,293
4,346	9.00	6/15/11	4,550
3,500	9.00	8/15/11	3,665

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

930	9.00	8/15/11	957
8,724	9.00	9/15/11	9,134
5,254	9.00	9/15/11	5,501
10,632	9.00	1/15/17	12,255
36,610	9.00	7/15/17	42,198
17,636	9.10	5/15/18	20,450
9,624	9.50	3/20/16	10,871
29,706	9.50	11/20/16	33,557
19,743	9.50	6/20/18	23,024
23,999	9.50	7/20/18	27,988
33,846	9.50	9/20/18	39,471
28,927	9.50	9/20/18	33,734
15,094	9.50	8/20/19	17,717
8,592	9.75	11/15/12	9,421
11,034	10.00	11/15/17	12,396
25,190	10.00	2/15/19	29,194
13,256	10.00	2/20/19	15,308
12,315	10.00	3/20/19	14,222
100,459	10.00	10/15/19	118,894
26,807	10.00	12/15/20	31,116
59,800	10.00	6/15/21	69,648
109,158	10.50	2/15/20	123,415
224,280	10.50	12/15/20	249,772
60,093	10.50	8/15/21	69,111
20,563	11.50	8/15/18	22,165

			66,697,963

Total Mortgage Pass-Through Securities (cost: $509,732,310)			526,418,970

U.S. Treasury / Federal Agency Securities - 1.2%
Treasury Bill:
12,000,000	0.18	6/30/11 [6]
Total U.S. Treasury / Federal Agency Securities (cost: $11,989,200)			11,988,540

Collateralized Mortgage Obligations - 37.7%
Federal Home Loan Mortgage Corporation - 9.3%
124,881	5.40	3/25/44	130,969
257,573	5.50	2/15/34	269,815
84,490	6.00	9/15/21	90,426
168,319	6.00	6/15/28	174,250
1,597,896	6.50	9/15/23	1,774,185
72,280	6.50	2/15/30	78,987
479,861	6.50	2/15/32	535,807
798,299	6.50	3/15/32	877,998
159,818	6.50	7/15/32	177,026
577,940	6.50	7/25/43	663,728
336,401	6.50	9/25/43	386,336
977,003	6.50	10/25/43	1,122,027
162,061	6.70	9/15/23	190,169
388,688	6.95	3/15/28	398,157
161,396	7.00	12/15/20	185,755

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

92,679	7.00	3/15/21	108,753
619,889	7.00	9/15/21	697,956
609,953	7.00	10/15/22	685,173
49,672	7.00	11/15/22	58,287
2,690,475	7.00	3/25/23	3,037,389
100,049	7.00	4/15/23	101,396
162,229	7.00	5/15/23	182,114
344,476	7.00	7/15/23	386,845
867,832	7.00	1/15/24	922,430
114,627	7.00	3/15/24	131,069
420,339	7.00	8/15/25	472,856
8,200,376	7.00	8/15/27	9,130,541
8,651,848	7.00	10/15/27	9,523,589
9,367,769	7.00	6/15/28	10,304,833
1,466,974	7.00	8/15/29	1,721,402
899,289	7.00	1/15/30	1,032,678
3,121,544	7.00	6/15/31	3,522,692
282,090	7.00	7/15/31	318,343
4,007,312	7.00	5/15/32	4,518,303
749,454	7.00	2/25/43	851,383
1,293,819	7.00	3/25/43	1,452,957
115,460	7.50	6/15/17	121,588
413,251	7.50	10/15/21	469,228
994,186	7.50	7/15/22	1,120,620
1,208,736	7.50	3/15/23	1,364,133
4,372,288	7.50	4/15/23	4,933,910
1,721,870	7.50	3/15/28	1,994,034
1,036,741	7.50	6/15/30	1,174,507
1,095,716	7.50	9/15/30	1,261,730
656,666	7.50	11/15/30	756,047
5,036,317	7.50	6/15/34	6,265,635
2,631,362	7.50	2/25/42	3,078,365
1,228,245	7.50	9/25/43	1,456,545
570,057	7.50	3/25/44	665,185
39,348	8.00	3/15/21	47,329
399,621	8.00	7/15/21	460,349
105,122	8.00	11/25/22	124,050
3,896,106	8.00	2/15/23	4,496,742
45,401	8.00	3/15/23	52,408
77,109	8.00	4/25/24	89,235
114,421	8.00	2/15/27	114,371
572,609	8.00	11/20/29	670,921
960,270	8.00	1/15/30	1,117,037
98,786	8.25	6/15/22	117,339
577,685	8.30	11/15/20	663,574
165,255	8.50	10/15/22	188,031
601,606	8.50	3/15/25	697,080
287,938	8.50	3/15/32	331,784
12,614	9.15	10/15/20	13,946
618,383	9.50	2/15/20	679,462

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

995,767	9.50	2/25/42		1,145,754
135,622	10.00	6/15/20		158,231

				92,045,794

Federal National Mortgage Association - 17.6%
668,585	5.50	1/25/37		700,815
124,158	6.50	12/25/23		137,964
280,733	6.50	9/25/33		287,944
441,710	6.50	6/25/42		507,414
545,618	6.50	11/25/42		626,778
473,303	6.50	12/25/42		543,707
303,140	6.51	3/25/29	[1]	343,396
7,043,900	6.75	4/25/37		8,091,680
1,578,756	6.84	6/25/42	[1]	1,769,204
43,581	6.85	12/18/27		48,957
60,879	7.00	1/25/21		68,278
108,058	7.00	7/25/22		121,418
103,911	7.00	11/25/22		116,350
30,735	7.00	12/25/22		34,701
33,154	7.00	6/25/23		38,460
6,901,112	7.00	10/25/27		7,692,156
3,482,276	7.00	7/25/29		3,918,184
7,733,372	7.00	9/25/38		8,522,893
6,172,644	7.00	9/25/40		6,904,518
6,099,547	7.00	9/25/40		6,822,735
227,499	7.00	10/25/41		254,319
1,939,103	7.00	12/25/41		2,227,545
91,983	7.00	2/25/44		108,425
339,404	7.00	7/25/44		400,073
469,404	7.00	8/25/44		553,309
950,218	7.13	1/17/37		949,817
2,512,811	7.29	6/17/40	[1]	2,808,858
2,084,702	7.32	6/25/42	[1]	2,410,552
684,031	7.35	12/25/42	[1]	782,277
5,989,942	7.36	2/25/42	[1]	6,888,434
89,339	7.50	8/20/27		103,186
1,399,067	7.50	6/19/30		1,634,858
1,340,214	7.50	6/25/32		1,567,513
14,520,886	7.50	9/25/37		16,473,305
1,960,658	7.50	11/25/40		2,279,265
784,201	7.50	2/25/41		887,987
261,079	7.50	11/25/41		302,409
2,122,949	7.50	12/25/41		2,398,932
1,441,180	7.50	1/25/42		1,637,971
1,338,413	7.50	6/25/42		1,535,829
2,657,075	7.50	7/25/42		3,048,994
4,976,672	7.50	10/25/42		5,690,068
3,517,427	7.50	11/25/43		4,036,247
355,651	7.50	3/25/44		407,221
4,242,152	7.50	6/25/44		4,897,221
14,059,243	7.50	1/25/48		15,847,411
12,315,346	7.64	7/25/37	[1]	13,842,160

See accompanying notes to schedule of investments.

6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

22,768	7.70	3/25/23	26,056
117,861	8.00	7/25/22	139,739
106,988	8.00	7/25/22	129,322
100,000	8.00	7/18/27	120,875
244,502	8.00	7/25/44	291,066
11,304	8.50	1/25/21	13,819
101,852	8.50	9/25/21	123,113
94,756	8.50	1/25/25	109,669
4,289,298	8.50	6/18/27	5,136,638
660,467	8.50	6/25/30	766,926
1,210,169	8.50	6/25/30	1,408,688
2,325,591	8.50	10/25/30	2,982,571
24,687	8.70	12/25/19	27,453
1,865,163	8.70	11/25/37 [1]	2,317,464
33,896	8.75	9/25/20	37,309
1,965,250	8.86	11/25/37 [1]	2,263,775
105,450	8.95	10/25/20	121,554
255,596	9.00	7/25/19	292,302
113,738	9.00	12/25/19	130,230
10,787	9.00	3/25/20	12,457
58,542	9.00	5/25/20	72,037
26,141	9.00	6/25/20	30,128
75,028	9.00	6/25/20	84,893
14,953	9.00	7/25/20	17,307
72,605	9.00	9/25/20	83,982
48,054	9.00	10/25/20	58,447
678,995	9.00	1/25/21	843,651
131,010	9.00	8/1/22	157,888
526,664	9.00	11/25/28	587,840
1,971,483	9.00	6/25/30	2,272,915
69,414	9.05	12/25/18	84,915
85,308	9.25	1/25/20	98,765
3,076,410	9.36	2/25/44 [1]	3,760,911
1,618,182	9.47	6/25/32 [1]	1,879,994
63,331	9.50	12/25/18	72,617
149,198	9.50	3/25/20	174,053
18,620	9.50	4/25/20	21,059
108,532	9.50	11/25/20	134,851
284,752	9.50	11/25/31	353,804
2,750,019	9.50	10/25/41	3,416,899
644,988	9.50	12/25/41	801,397
87,741	9.50	12/25/41	109,019
180,552	9.60	3/25/20	210,523

			173,050,659

Government National Mortgage Association - 6.4%
8,920,689	7.00	9/16/23	10,217,258
37,689	7.00	4/16/26	40,347
20,130,951	7.00	5/20/38	23,232,911
19,174,816	7.00	6/20/40	21,509,254
169,019	7.50	6/20/26	196,782
252,549	7.50	5/16/27	294,870
2,494,908	8.00	10/16/29	2,916,496

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

904,983	8.00	1/16/30	1,067,465
434,662	8.00	1/16/30	521,323
640,419	8.00	3/16/30	750,378
1,931,226	8.50	9/20/30	1,929,714
74,311	8.50	2/20/32	90,172

			62,766,970

Vendee Mortgage Trust - 4.4%
1,115,184	6.00	2/15/30	1,174,213
13,217,221	6.50	1/15/29	15,286,542
8,142,814	6.50	8/15/31	9,417,673
3,234,778	7.00	3/15/28	3,731,115
665,785	7.25	9/15/25	749,035
1,541,834	7.75	5/15/22	1,762,603
2,281,285	7.75	9/15/24	2,736,116
7,083,838	8.10	3/15/25 [1]	8,595,795
287,992	8.29	12/15/26	339,277

			43,792,369

Total Collateralized Mortgage Obligations (cost: $361,725,817)			371,655,792

Asset-Backed Securities - 0.7%
Federal Home Loan Mortgage Corporation - 0.4%
113,450	6.09	9/25/29	118,265
250,000	6.28	10/27/31	260,634
599,723	7.00	11/25/30	622,495
1,124,589	7.15	9/25/28	1,232,479
1,453,878	7.27	8/25/28	1,519,303

			3,753,176

Federal National Mortgage Association - 0.3%
118,588	0.62	11/25/32 [1]	114,177
99,035	5.41	9/26/33	98,054
156,776	5.75	2/25/33	148,693
511,309	6.47	10/25/31	522,720
1,045,865	6.50	5/25/32	1,106,973
903,674	6.59	10/25/31	950,464
268,799	6.83	7/25/31	273,713
192,973	7.80	6/25/26	192,861

			3,407,655

Total Asset-Backed Securities (cost: $7,071,499)			7,160,831

Put Options Purchased [10] - 0.1%
1,000	U.S. Treasury 5 Year Future
	Put Options: $118 strike
	February 2011 expiration
Total Put Options Purchased (cost: $1,028,410)			820,313

Total Investments in Securities - 93.2% (cost: $891,547,236)			918,044,446

See accompanying notes to schedule of investments.

DECEMBER 31, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Sit U.S. Government Securities Fund (Continued)

Contracts		Fair Value ($)

Call Options Written [10] - 0.0%
	U.S. Treasury 2 Year Future Call Options:
(100)	$110 strike, January 2011 expiration	(23,438)
(200)	$109 strike, February 2011 expiration	(140,625)
(200)	$110 strike, February 2011 expiration	(78,125)

Total Call Options Written (premiums received: $267,963)		(242,188)

Other Assets and Liabilities, net - 6.8%		66,801,956

Total Net Assets - 100.0%		$984,604,214

[1]	Variable rate security. Rate disclosed is as of December 31, 2010.

[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.

[10]	The amount of $2,700,000 in cash was segregated with the broker to cover call options written as of December 31, 2010.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the inputs used to value the Fund’s net assets as of December 31, 2010 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Collateralized Mortgage Obligations	—	$371,655,792	—	$371,655,792
Mortgage Pass-Through Securities	—	526,418,970	—	526,418,970
U.S. Treasury / Federal Agency Securities	—	11,988,540	—	11,988,540
Asset-Backed Securities	—	7,160,831	—	7,160,831
Call Options Written	($242,188)	—	—	(242,188)
Put Options Purchased	820,313	—	—	820,313

Total:	$578,125	$917,224,133	—	$917,802,258

See accompanying notes to schedule of investments.

8

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

Derivative Instruments

The Fund has adopted derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put option and wrote call option contracts traded on a U.S. exchange. Risks of purchasing and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded. During the nine months ended December 31, 2010, the average cost for purchased options and premium received in the U.S. Government Securities Fund for written options were $342,803 and $361,494, respectively.

Balance Sheet - Values of derivatives as of December 31, 2010

U.S. Government Securities Fund

	Asset Derivatives	Liability Derivatives

	Value	Value

Interest rate risk:

Purchased put options	$820,313	—
Written call options	—	$242,188

The U.S. Government Securities Fund had transactions in written options for the nine months ended December 31, 2010 as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2010	—	—
Call options written	6,200	$2,068,333
Call options expired	(1,700)	(378,983)
Call options closed	(4,000)	(1,421,387)

Outstanding, December 31, 2010	500	$267,963

9

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2010 (Continued)

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

 Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

 Level 2 – other significant observable inputs including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. These are primarily inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•

 Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of December 31, 2010 is included with the Fund’s schedule of investments.

At December 31, 2010, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

U.S. Government Securities	$28,490,637	($1,993,427)	$26,497,210	$891,547,236

DECEMBER 31, 2010	10

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: February 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: February 11, 2011

By:	/s/Roger J. Sit

Roger J. Sit

President

Date: February 11, 2011